Loan Receivable – Related Parties (Details Narrative) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Loan Receivable Related Parties
Loan receivable related parties	$ 0	$ 318,535
Loan receivable related parties current		122,535
Loan receivable related parties noncurrent		$ 196,000